Subsequent Events (Narrative) (Details) $ / shares in Units, $ in Thousands			2 Months Ended	12 Months Ended
	Feb. 17, 2017 USD ($) well	Feb. 14, 2017 USD ($)	Mar. 01, 2017 USD ($) a Boe	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares
Related Party Transaction [Line Items]
Ownership percentage				100.00%
Net (income) loss attributable to non-controlling interest in subsidiaries				$ 364	$ 261	$ (17)
Net (loss) income				$ 97,421	$ 679,785	$ (110,771)
Diluted (usd per share) | $ / shares				$ 1.07	$ 8.34	$ (1.56)
Subsequent Event [Member]
Related Party Transaction [Line Items]
Number of gross acres in acreage acquired | a			13,900
Number of net acres in acreage acquired | a			8,200
Product acquired (in BOE) | Boe			1,000
Total consideration given			$ 111,000
Fulcrum Delaware Water Resources [Member] | Subsequent Event [Member] | Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Payments to acquire interest in joint venture		$ 2,600
San Mateo Midstream [Member] | Subsequent Event [Member] | Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Ownership percentage	51.00%
Payment of initial operating capital	$ 5,100
Proceeds received in connection with formation of joint venture	176,400
Deferred performance incentives	$ 73,500
Deferred performance incentives, term	5 years
Additional amount committed to spend to expand the midstream operations and asset base	$ 140,000
Contractual obligation	273,500
San Mateo Midstream [Member] | Subsequent Event [Member] | Five Point [Member] | Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Payments to acquire interest in joint venture	$ 176,400
Ownership percentage	49.00%
Proceeds received in connection with formation of joint venture	$ 171,500
San Mateo Midstream [Member] | Rustler Breaks Asset Area [Member] | Subsequent Event [Member] | Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Number of wells contributed to joint venture | well	1
Contractual obligation term	15 years
San Mateo Midstream [Member] | Wolf Asset Area [Member] | Subsequent Event [Member] | Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Number of wells contributed to joint venture | well	3
San Mateo Midstream [Member] | Rustler Breaks and Wolf Asset Area [Member] | Subsequent Event [Member] | Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Contractual obligation term	15 years
Adjustment [Member]
Related Party Transaction [Line Items]
Net (income) loss attributable to non-controlling interest in subsidiaries				$ 4,500
Diluted (usd per share) | $ / shares				$ 0.05
Pro Forma [Member]
Related Party Transaction [Line Items]
Net (income) loss attributable to non-controlling interest in subsidiaries				$ 4,900
Net (loss) income				$ 102,000
Diluted (usd per share) | $ / shares				$ 1.12